SIGNIFICANT EVENTS	12 Months Ended
Dec. 31, 2017
Significant Events
SIGNIFICANT EVENTS

NOTE 02

SIGNIFICANT EVENTS

As of December 31, 2017, the following significant events have occurred and affected the Bank`s operations and Consolidated Financial Statements.

a) The Board

On April 5, 2017 an amendments to Banco Santander Chile bylaws was published, agreed at the Extraordinary Shareholders' Meeting held on January 9, 2017, whose minutes were included in a public deed on February 14, 2017 at the Notary of Nancy de la Fuente Hernández. Among others, a consolidated text of the bylaws was established and, after the reforms introduced, its essential clauses are as follows:

·	Name: Banco Santander-Chile
·	Object: The execution or celebration of all those acts, contracts, businesses or operations that the laws, especially the General Banking Law, allow banks to perform without prejudice to expand or restrict their sphere of action in harmony with the legal provisions in force or that in the future are established, without the need to amend these bylaws.
·	Capital: $891,302,881,691, divided into 188,446,126,794 nominative shares, without par value, of the same and only series.
·	Board: composed of 9 regular members and 2 alternates.

At the Ordinary Shareholders' Meeting held on April 26, 2017, the Board of Directors was elected for a period of three years, consisting of nine Regular Directors and two Alternate Directors, the persons elected were:

·	Directors: Vittorio Corbo Lioi, Oscar von Chrismar Carvajal, Roberto Méndez Torres, Juan Pedro Santa María Pérez, Ana Dorrego de Carlos, Andreu Plaza Lopez, Lucia Santa Cruz Sutil, Orlando Poblete Iturrate and Roberto Zahler Mayanz.
·	Alternate Directors: Blanca Bustamante Bravo and Raimundo Monge Zegers.

b) Use of Profits and Distribution of Dividends

The Shareholders’ Meeting of Banco Santander Chile held on April 26, 2017,

At the Ordinary General Shareholders' Meeting held on April 26, 2017, together with approving the Financial Statements corresponding to 2016, it was agreed to distribute 70% of the net profits for the year (which are denominated in the financial statements "Profit attributable to holders assets of the Bank "), which amounted to Ch$ 472,351 million. These profits correspond to a dividend of $ 1.75459102 for each share. Likewise, it is approved that the remaining 30% of the profits will be used to increase the Bank's reserves.

c) Appointment of External Auditors

In the Ordinary General Shareholders' Meeting indicated above, it was agreed to appoint PricewaterhouseCoopers Consultores, Auditores y Compañía Limitada, as external auditors of the Bank and its affiliates for the 2017 fiscal year.

d) Bods issued at December 31, 2017

d.1) Senior bonds

During the year ended December 31, 2017 the Bank has issued senior bonds in the amount of USD 770.000.000 and AUS 30.000.000. Debt issuance information are included in Note 18.

Series	Currency	Amount	Term (anual)	Issuance rate (anual)	Issuance date	Maturity date
DN	USD	100,000,000	3.0	Libor-USD 3M+0.80%	20-07-2017	27-07-2020
DN	USD	50,000,000	3.0	Libor-USD 3M+0.80%	21-07-2017	27-07-2020
DN	USD	50,000,000	3.0	Libor-USD 3M+0.80%	24-07-2017	27-07-2020
DN	USD	10,000,000	4.0	Libor-USD 3M+0.83%	23-08-2017	23-11-2021
DN	USD	10,000,000	4.0	Libor-USD 3M+0.83%	23-08-2017	23-11-2021
DN	USD	50,000,000	3.0	Libor-USD 3M+0.75%	14-09-2017	15-09-2020
DN	USD	500,000,000	3.0	2.50%	12-12-2017	15-12-2020
Total	USD	770,000,000
AUD	AUD	30,000,000	10.0	3.96%	05-12-2017	12-12-2027
Total	AUD	30,000,000

d.2) Subordinated bonds

As at December 31, 2017 the Bank had not issued subordinated bonds in this financial year.

d.3) Mortgage bonds

As at December 31, 2017 the Bank had not issued mortgage bonds in this financial year.

d.4)       Repurchase of bonds

The Bank has conducted the following repurchase of bonds as of December 31, 2017:

Date	Series	Amount
06-03-2017	Senior bond	USD 6,900,000
12-05-2017	Senior bond	UF 1,000,000
16-05-2017	Senior bond	UF 690,000
17-05-2017	Senior bond	UF 15,000
26-05-2017	Senior bond	UF 340,000
01-06-2017	Senior bond	UF 590,000
02-06-2017	Senior bond	UF 300,000
05-06-2017	Senior bond	UF 130,000
19-06-2017	Senior bond	UF 265,000
10-07-2017	Senior bond	UF 770,000
21-07-2017	Senior bond	UF 10,000
28-08-2017	Senior bond	UF 400,000
29-08-2017	Senior bond	UF 272,000
03-11-2017	Senior bond	UF 14,000
29-11-2017	Senior bond	UF 400,000
06-12-2017	Senior bond	UF 20,000
12-12-2017	Senior bond	CLP 10,990,000,000